GRANITESHARES ETF TRUST

GRANITESHARES FUNDS	TICKER SYMBOL
GraniteShares 1.75x Long BABA Daily ETF	BABX

SUPPLEMENT DATED November 30, 2022

TO THE PROSPECTUS DATED july 28, 2022

GraniteShares 1.75x Long BABA Daily ETF, a series of GraniteShares ETF Trust, is updating its ticker symbol from ALIB to BABX.

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Investors Should Retain This Supplement for Future Reference